Operating Segments	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [abstract]
Operating Segments
6)
OPERATING SEGMENTS

The Group has three reportable segments, as described below, which are the Group’s Lines of Business (LoBs). The LoBs offer different products and services, and are managed separately because the nature of products and services, and methods used to distribute the services are different. For each of these LoBs, the Group’s executive officers comprising of Group Executive Chairman (till March 31, 2022), Group Chief Executive Officer and Group Chief Financial Officer review internal management reports and are construed to be the Chief Operating Decision Maker (CODM). LoBs assets, liabilities and expenses (other than service cost) are reviewed on an entity-wide basis by the CODM, and hence are not allocated to these LoBs. Adjusted Margin from each LoB is reported and reviewed by the CODM on a monthly basis.

The following summary describes the operations in each of the Group’s reportable segments:

1. Air ticketing: Primarily through internet based platforms, provides the facility to book domestic and international air tickets.

2. Hotels and packages: Through internet based platforms, call-centers and franchise stores, provides holiday packages and hotel reservations. The revenue related to airline tickets and other services issued as a component of Company developed tours and packages has been assigned to the hotels and packages segment and is recorded on a gross basis.

3. Bus ticketing: Primarily through internet based platforms, provides the facility to book domestic and international bus tickets.

Other operations of the Group primarily include income from facilitating access to its internet based platforms to travel insurance companies and other agents, advertisement income from hosting advertisements on its internet websites, fees for technical services from vendors, brand alliance fees, income from sale of rail tickets, car bookings, arranging foreign currency and other travel related ancillary services. These aforesaid operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

Information about reportable segments:

	For the year ended March 31
	Reportable segments
	Air ticketing			Hotels and packages			Bus ticketing			All other segments			Total
Particulars	2022	2023	2024	2022	2023	2024	2022	2023	2024	2022	2023	2024	2022	2023	2024
Consolidated revenue	88,712	147,793	201,246	157,267	337,686	435,542	39,896	74,873	92,693	18,047	32,684	53,043	303,922	593,036	782,524
Add: Customer inducement costs recorded as a reduction of revenue*	67,090	135,338	116,423	41,545	90,487	123,695	1,814	8,025	9,432	798	1,902	440	111,247	235,752	249,990
Less: Service cost	311	3,078	—	54,760	168,387	210,357	3,397	5,596	—	282	506	4,732	58,750	177,567	215,089
Adjusted Margin	155,491	280,053	317,669	144,052	259,786	348,880	38,313	77,302	102,125	18,563	34,080	48,751	356,419	651,221	817,425
Other income													3,490	2,798	770
Personnel expenses													(116,924)	(131,968)	(147,587)
Marketing and sales promotion expenses													(51,033)	(101,601)	(123,304)
Customer inducement costs recorded as a reduction of revenue*													(111,247)	(235,752)	(249,990)
Other operating expenses													(81,575)	(133,698)	(204,833)
Depreciation, amortization and impairment													(29,496)	(27,396)	(27,267)
Finance income													9,984	10,974	24,365
Finance costs													(26,326)	(46,732)	3,307
Share of profit of equity-accounted investees													34	10	52
Profit (loss) before tax													(46,674)	(12,144)	92,938

* For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin is arrived at by adding back certain customer inducement costs including customers incentives, customer acquisition cost and loyalty programs costs, which are recorded as a reduction of revenue and reducing service cost.

Assets and liabilities are used interchangeably between segments and these have not been allocated to the reportable segments.

Geographical Information:

In presenting the geographical information, revenue is based on the geographical location of customers and assets are based on the geographical location of the assets.

	Revenue			Non-Current Assets*
	For the year ended March 31			As at March 31
Particulars	2022	2023	2024	2023	2024
India	298,245	564,284	739,652	663,857	656,154
United States	69	195	324	299	221
South East Asia	2,221	11,201	14,210	4,503	4,325
Europe	18	1,337	3,374	—	—
Others	3,369	16,019	24,964	4,121	737
Total	303,922	593,036	782,524	672,780	661,437

* Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets and other non-current assets (excluding financial assets).

Major Customers:

Considering the nature of business, customers normally include individuals. Further, none of the corporate and other customers account for more than 10% or more of the Group’s revenues.